Fair Value Measurement (Tables)	12 Months Ended
Jan. 31, 2021
Disclosure of detailed information about profit loss from operating activities in connection with specific expenses [Text Block]
Schedule of Fair Value Measurement of Assets and Liabilities

The table below shows the assigned level for each asset and liability held at fair value by the Group:

31 January 2021	Level 1 NZ$000’s	Level 2 NZ$000’s	Level 3 NZ$000’s	Total NZ$000’s
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	-	-	-
Financial liabilities
Foreign exchange contracts	-	-	-	-
Financial derivative liabilities	-	629	-	-
Phantom warrant liabilities		11,642	-

31 January 2020	Level 1 NZ$000’s	Level 2 NZ$000’s	Level 3 NZ$000’s	Total NZ$000’s
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	-	-	-
Financial liabilities
Foreign exchange contracts	-	-	-	-
Financial derivative liabilities	-	-	-	-